LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
7. LEASES
The disclosures in this note apply to both Registrants, unless indicated otherwise.
The Registrants primarily lease vehicles as well as building space, office equipment, and other property and equipment under cancellable and non-cancelable
leases. The Registrants do not have any material leases in which they are the lessor.
The Registrants account for leases under, “Leases (Topic 842)”. Leases with an initial term of 12 months or less are recognized as lease expense on a straight-line basis over the lease term and not recorded on the balance sheet. Most leases include one or more options to renew, with renewal terms that can extend the lease term from 1 to 40 years, and certain leases include options to terminate. The exercise of lease renewal options is at FirstEnergy’s sole discretion. Renewal options are included within the lease liability if they are reasonably certain based on various factors relative to the contract. Certain leases also include options to purchase the leased property. The depreciable life of leased assets and leasehold improvements are limited by the expected lease term unless there is a transfer of title or purchase option reasonably certain of exercise. The Registrants’ lease agreements do not contain any material restrictive covenants. The Registrants have elected a policy to not separate lease components from non-lease
components for all asset classes.
For vehicles leased under certain master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrants are committed to pay the difference in the actual fair value and the residual value guarantee. The Registrants do not believe it is probable that it will be required to pay anything pertaining to the residual value guarantee, and the lease liabilities and right-of-use
assets are measured accordingly.
Finance leases for assets used in regulated operations are recognized in the Registrants’ Statements of Income and Comprehensive Income such that amortization of the right-of-use
asset and interest on lease liabilities equals the expense recorded for ratemaking purposes. Finance leases for regulated and non-regulated
operations are accounted for as if the assets were owned and financed, with associated expense recognized in Interest expense and Provision for depreciation on the Registrants’ Statements of Income and Comprehensive Income, while all operating lease expenses are recognized in
Other operating expense.
The following tables represent FirstEnergy’s components of lease expense for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025
(In millions)	Vehicles	Buildings	Other	Total
Operating lease costs (1)	$106	$2	$5	$113
Finance lease costs:
Amortization of right-of-use assets	—	1	2	3
Interest on lease liabilities	—	2	—	2

Total finance lease cost	—	3	2	5

Total lease cost	$106	$5	$7	$118

(1)	Includes $45 million of short-term lease costs.

	For the Year Ended December 31, 2024
(In millions)	Vehicles	Buildings	Other	Total
Operating lease costs (1)	$82	$3	$6	$91
Finance lease costs:
Amortization of right-of-use assets	1	1	2	4
Interest on lease liabilities	—	2	—	2

Total finance lease cost	1	3	2	6

Total lease cost	$83	$6	$8	$97

(1)	Includes $35 million of short-term lease costs.

	For the Year Ended December 31, 2023
(In millions)	Vehicles	Buildings	Other	Total
Operating lease costs (1)	$60	$5	$14	$79
Finance lease costs:
Amortization of right-of-use assets	4	2	2	8
Interest on lease liabilities	—	5	—	5

Total finance lease cost	4	7	2	13

Total lease cost	$64	$12	$16	$92

(1)	Includes $27 million of short-term lease costs.

The following table represents JCP&L’s components of lease expense for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31,
(In millions)	2025	2024	2023
Operating lease costs (1)	$13	$11	$11
Finance lease costs:
Amortization of right-of-use assets	1	1	1
Interest on lease liabilities	1	1	1

Total finance lease cost	2	2	2

Total lease cost	$15	$13	$13

(1)	Includes short-term lease costs of $1 million for the year ended De cem ber 31, 2025 and $2 million for the years ended December 31, 2024 and 2023.
Supplemental cash flow information related to FirstEnergy’s leases was as follows:

	For the Years Ended December 31,
(In millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$71	$60	$54
Operating cash flows from finance leases	2	2	3
Finance cash flows from finance leases	2	2	8
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$104	$69	$13
Finance leases	—	—	—
Supplemental cash flow information related to JCP&L’s leases was as follows:

	For the Years Ended December 31,
(In millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$13	$12	$11
Operating cash flows from finance leases	1	1	1
Finance cash flows from finance leases	2	1	1
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$24	$10	$3
Finance leases	—	—	—
Lease terms and discount rates for FirstEnergy were as follows:

	As of December 31,
	2025	2024	2023
Weighted-average remaining lease terms (years)
Operating leases	6.40	5.62	5.93
Finance leases	12.79	12.38	12.26
Weighted-average discount rate (1)
Operating leases	5.16%	5.00%	4.51%
Finance leases	16.24%	15.39%	14.73%

(1)
When an implicit rate is not readily determinable, an incremental borrowing rate is utilized, determining the present value of lease payments. The rate is determined based on expected term and information available at the commencement date.

Lease terms and discount rates for JCP&L were as follows:

	As of December 31,
	2025	2024	2023
Weighted-average remaining lease terms (years)
Operating leases	9.39	6.00	6.60
Finance leases	12.15	9.60	10.30
Weighted-average discount rate (1)
Operating leases	5.83%	5.76%	5.68%
Finance leases	15.94%	16.07%	16.15%

(1)
When an implicit rate is not readily determinable, an incremental borrowing rate is utilized, determining the present value of lease payments. The rate is determined based on expected term and information available at the commencement date.

Supplemental

balance sheet information related to FirstEnergy’s leases was as follows:

		As of December 31,
(In millions)	Financial Statement Line Item	2025	2024
Assets
Operating lease (1)	Deferred charges and other assets	$276	$228
Finance lease (2)	Property, plant and equipment	31	32

Total leased assets		$307	$260

Liabilities
Current:
Operating	Other current liabilities	$60	$51
Finance	Currently payable long-term debt	3	3
Noncurrent:
Operating	Other noncurrent liabilities	227	192
Finance	Long-term debt and other long-term obligations	7	9

Total leased liabilities		$297	$255

(1)	Operating lease assets are recorded net of accumulated amortization of $217 million and $174 million as of December 31, 2025 and 2024, respectively.
(2)	Finance lease assets are recorded net of accumulated amortization of $17 million and $14 million as of December 31, 2025 and 2024, respectively.
Supplemental balance sheet information related to JCP&L’s leases was as follows:

		As of December 31,
(In millions)	Financial Statement Line Item	2025	2024
Assets
Operating lease (1)	Deferred charges and other assets	$58	$43
Finance lease (2)	Property, plant and equipment	6	6

Total leased assets		$64	$49

		As of December 31,
(In millions)	Financial Statem ent Line Item	2025	2024
Liabilities
Current:
Operating	Other current liabilities	$11	$11
Finance	Currently payable long-term debt	2	1
Noncurrent:
Operating	Other noncurrent liabilities	56	43
Finance	Long-term debt and other long-term obligations	2	4

Total leased liabilities		$71	$59

(1)	Operating lease assets are recorded net of accumulated amortization of $36 million and $30 million as of December 31, 2025 and 2024, respectively.
(2)	Finance lease assets are recorded net of accumulated amortization of $6 million and $5 million as of December 31, 2025 and 2024, respectively.
Maturities of FirstEnergy’s lease liabilities as of December 31, 2025, were as follows:

(In millions)	Operating Leases	Finance Leases	Total
2026	$72	$4	$76
2027	61	3	64
2028	58	4	62
2029	43	—	43
2030	29	—	29
Thereafter	85	—	85

Total lease payments (1)	348	11	359
Less imputed interest	61	1	62

Total net present value	$287	$10	$297

(1)	Operating lease payments for certain leases are offset by sublease receipts of $6 million over 7 years.
Maturities of JCP&L’s lease liabilities as of December 31, 2025, were as follows:

(In millions)	Operating Leases	Finance Leases	Total
2026	$13	$2	$15
2027	11	2	13
2028	13	—	13
2029	9	—	9
2030	7	—	7
Thereafter	42	—	42

Total lease payments (1)	95	4	99
Less imputed interest	28	—	28

Total net present value	$67	$4	$71

(1)	Operating lease payments for certain l eas es are offset by su ble ase receipts of $5 million over 7 years.
As of December 31, 2025, lease agreements for vehicles and fiber lines that have not yet commenced for FirstEnergy are $
14
 million, which are expected to commence from 2026-2045 with lease terms of
5
to
20
years, and lease agreements for vehicles and fiber lines that have not yet commenced for JCP&L are $
2
 million, which are expected to commence in the next
18
months with lease terms of
5
to
20
years. In November 2024, JCP&L entered into a
22
year lease agreement for a new office located in Morris Plains, New Jersey. The lease commenced on November 25, 2025, and JCP&L took possession of the space to begin tenant improvements. The lease is classified as an operating lease, and a right-of-use
asset of $
16
 million and a lease liability of $
17
 million were recognized by the Registrants on the commencement date, which amounts are reflected in the tables above.